Market Volatility Assumption Varies by Fund Type and Grades From a Current Volatility to Long-Term Assumption (Detail) (Guaranteed Minimum Accumulation And Withdrawal Benefit)	Dec. 31, 2014	Dec. 31, 2013
Large Cap
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Current volatility	16.60%	15.80%
Long-term forward volatility	18.20%	18.20%
Bonds
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Current volatility	3.40%	3.40%
Long-term forward volatility	3.90%	4.00%
International
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Current volatility	16.30%	17.00%
Long-term forward volatility	23.70%	24.50%
Small Cap
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Current volatility	21.30%	19.80%
Long-term forward volatility	21.20%	21.10%